DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets	¥ 25,832,459		¥ 27,402,834		$ 3,693,993
Total current assets	111,367,124		66,639,674		15,925,287
Long-term investments			38,000,000
Other non-current assets	39,288,983		35,156,141		5,618,250
Total assets	408,297,995		456,927,265		58,385,837
Accrued expenses and other payables	56,493,791		56,372,960		8,078,505
Amounts due to related parties	13,505,087		10,027,404
Total current liabilities	344,579,497		354,495,409		49,274,213
Total liabilities	376,315,135		377,281,073		$ 53,812,349
Net revenues	268,112,876	$ 38,339,631	268,060,162	¥ 221,618,968
Net loss	(48,047,523)	(6,870,703)	(36,097,872)	(33,710,541)
Net cash used in operating activities	(15,838,770)	(2,264,912)	(3,345,170)	8,751,473
Net cash used in investing activities	48,705,230	6,964,755	(20,256,729)	(3,966,486)
Net cash provided by financing activities	16,341,014	$ 2,336,734	(93,699)	403,439
ATA Intelligent Learning
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash	171,249		360,788
Prepaid expenses and other current assets	7,062
Total current assets	178,311		360,788
Long-term investments	37,753,202		42,537,827
Other non-current assets	10,000		10,000
Total assets	37,941,513		42,908,615
Accrued expenses and other payables	62,496		117,920
Amounts due to related parties	67,411,670		66,217,253
Total current liabilities	67,474,166		66,335,173
Total liabilities	67,474,166		66,335,173
Net loss	(6,106,095)		(8,028,114)	(7,615,247)
Net cash used in operating activities	(1,390,039)		(1,496,430)	(952,664)
Net cash provided by financing activities	¥ 1,200,500		¥ 1,600,000	¥ 1,050,000